Loans and Allowance for Credit Losses - Summary of Loans that are Past Due but not Classified as Impaired (Detail) - Financial assets past due but not impaired [member] - CAD ($) $ in Millions	Jan. 31, 2022	Oct. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 1,046	$ 1,053
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	374	418
Credit card, consumer installment and other personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	375	338
Business and government loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	297	297
90 days or more [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	111	106
90 days or more [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	15	14
90 days or more [member] | Credit card, consumer installment and other personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	60	59
90 days or more [member] | Business and government loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	36	33
30-89 days [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	935	947
30-89 days [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	359	404
30-89 days [member] | Credit card, consumer installment and other personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	315	279
30-89 days [member] | Business and government loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 261	$ 264